Pensions and Other Post-employment Benefits - Summary of Financial Assumptions in Assessing Defined Benefit Liabilities (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
UK [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings		2.00%	2.00%
Discount rate	4.80%	2.00%	1.40%
Expected pension increases	3.10%	3.20%	2.80%
Inflation rate	3.10%	3.20%	2.80%
US [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Discount rate	5.30%	2.70%	2.30%
Cash balance credit/conversion rate	3.90%	2.00%	1.90%
Inflation rate	2.50%	2.25%	2.00%
Rest of World [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	3.40%	2.90%	2.60%
Discount rate	3.40%	1.10%	0.60%
Expected pension increases	2.40%	2.30%	2.10%
Cash balance credit/conversion rate	0.80%	0.20%	0.10%
Inflation rate	2.30%	1.90%	1.30%